Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance
As required by Section 952(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (or “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. For our NEOs other than our principal executive officer (the “PEO”), compensation is reported as an average.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)(7)	VIATRIS Collaboration Revenue (in thousands)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return (^NBI)(6)
2022	$6,272,907	$6,747,378	$971,395	$789,294	$43.34	$111.27	$872,132	$48,624
2021	$4,451,942	$1,861,180	$2,841,340	$2,053,765	$42.68	$124.89	$(199,426)	$43,848
2020	$6,577,746	$1,845,635	$2,662,221	$944,742	$68.64	$125.69	$(278,017)	$43,893

(1)
Our PEO for each year reported is Rick Winningham, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Winningham in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$6,272,907	$4,451,942	$6,577,746
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,497,647)	$(3,400,000)	$(4,977,600)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$5,173,856	$1,878,500	$3,020,900
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$27,094	$(1,011,360)	($2,339,575)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(228,833)	$(57,903)	$(435,836)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$474,471	$(2,590,762)	$(4,732,111)
Compensation Actually Paid	$6,747,378	$1,861,180	$1,845,635

(3)
The non-PEO NEOs for each year reported are as follows:

For 2022: Andrew Hindman, Rhonda Farnum, Richard Graham and Ann Brady
For 2021: Andrew Hindman, Rhonda Farnum, Richard Graham, Kenneth Pitzer, Frank Pasqualone and Philip Worboys
For 2020: Andrew Hindman, Brett Haumann, Vijay Sabesan and Bradford Shafer
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$971,395	$2,841,340	$2,662,221
- grant date fair value of option awards and stock awards granted in the covered fiscal year	—	$(2,316,098)	$(1,746,186)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	—	$2,069,643	$1,059,758
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$86,152	$(463,459)	$(867,244)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	$34,125	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(151,278)	$(94,489)	$(163,807)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$(116,975)	$(17,296)	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(182,101)	$(787,575)	$(1,717,479)
Compensation Actually Paid	$789,294	$2,053,765	$944,742

(5)
Cumulative total shareholder return on our ordinary shares from December 31, 2019 through December 31, 2020, December 31, 2021, and December 31, 2022 respectively. Assumes the investment of $100 on December 31, 2019 in our ordinary shares and assumes the reinvestment of dividends, if any, although dividends have never been declared on our ordinary shares.

(6)
Cumulative total shareholder return on the NASDAQ Biotechnology Index from December 31, 2019 through December 31, 2020, December 31, 2021, and December 31, 2022 respectively. Assumes the investment of $100 on December 31, 2019 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

(7)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(8)
The dollar amounts reported represent the amount of Viatris Collaboration Revenue reflected in our audited financial statements for the applicable year.

Company Selected Measure Name	VIATRIS Collaboration Revenue
Named Executive Officers, Footnote [Text Block]
(1)
Our PEO for each year reported is Rick Winningham, our Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Winningham in the “Total” column of the Summary Compensation Table in the applicable fiscal year.

(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$6,272,907	$4,451,942	$6,577,746
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,497,647)	$(3,400,000)	$(4,977,600)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$5,173,856	$1,878,500	$3,020,900
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$27,094	$(1,011,360)	($2,339,575)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(228,833)	$(57,903)	$(435,836)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$474,471	$(2,590,762)	$(4,732,111)
Compensation Actually Paid	$6,747,378	$1,861,180	$1,845,635

(3)
The non-PEO NEOs for each year reported are as follows:

For 2022: Andrew Hindman, Rhonda Farnum, Richard Graham and Ann Brady
For 2021: Andrew Hindman, Rhonda Farnum, Richard Graham, Kenneth Pitzer, Frank Pasqualone and Philip Worboys
For 2020: Andrew Hindman, Brett Haumann, Vijay Sabesan and Bradford Shafer
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year.
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$971,395	$2,841,340	$2,662,221
- grant date fair value of option awards and stock awards granted in the covered fiscal year	—	$(2,316,098)	$(1,746,186)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	—	$2,069,643	$1,059,758
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$86,152	$(463,459)	$(867,244)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	$34,125	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(151,278)	$(94,489)	$(163,807)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$(116,975)	$(17,296)	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(182,101)	$(787,575)	$(1,717,479)
Compensation Actually Paid	$789,294	$2,053,765	$944,742

Peer Group Issuers, Footnote [Text Block]
(6)
Cumulative total shareholder return on the NASDAQ Biotechnology Index from December 31, 2019 through December 31, 2020, December 31, 2021, and December 31, 2022 respectively. Assumes the investment of $100 on December 31, 2019 in the NASDAQ Biotechnology Index and assumes the reinvestment of dividends.

PEO Total Compensation Amount	$ 6,272,907	$ 4,451,942	$ 6,577,746
PEO Actually Paid Compensation Amount	$ 6,747,378	1,861,180	1,845,635
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the PEO’s equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$6,272,907	$4,451,942	$6,577,746
- grant date fair value of option awards and stock awards granted in the covered fiscal year	$(4,497,647)	$(3,400,000)	$(4,977,600)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	$5,173,856	$1,878,500	$3,020,900
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$27,094	$(1,011,360)	($2,339,575)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(228,833)	$(57,903)	$(435,836)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	—	—	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$474,471	$(2,590,762)	$(4,732,111)
Compensation Actually Paid	$6,747,378	$1,861,180	$1,845,635

Non-PEO NEO Average Total Compensation Amount	$ 971,395	2,841,340	2,662,221
Non-PEO NEO Average Compensation Actually Paid Amount	$ 789,294	2,053,765	944,742
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during fiscal years 2022, 2021 and 2020, which consisted solely of adjustments to the non-PEO NEOs’ equity awards:

Description of Adjustment	2022	2021	2020
Summary Compensation Table – Total Compensation	$971,395	$2,841,340	$2,662,221
- grant date fair value of option awards and stock awards granted in the covered fiscal year	—	$(2,316,098)	$(1,746,186)
+ fair value at fiscal year end of outstanding and unvested option awards and stock awards granted in the covered fiscal year	—	$2,069,643	$1,059,758
+ change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal years	$86,152	$(463,459)	$(867,244)
+ fair value on vesting date of option awards and stock awards granted in the covered fiscal year that vested during the covered fiscal year	—	$34,125	—
+ change in fair value as of the vesting date of option awards and stock awards granted in prior fiscal years that vested in the covered fiscal year	$(151,278)	$(94,489)	$(163,807)
- fair value of as of prior fiscal year end of option awards and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during the covered fiscal year	$(116,975)	$(17,296)	—
+ dollar value of dividends or earnings paid on option awards or stock awards in the covered fiscal year prior to vesting that are not otherwise included in total compensation	—	—	—
Total Equity Adjustments (subtotal)	$(182,101)	$(787,575)	$(1,717,479)
Compensation Actually Paid	$789,294	$2,053,765	$944,742

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return
The following graph reflects the relationship between the PEO and average non-PEO NEO “compensation actually paid” (“CAP”), total compensation from the Summary Compensation Table
(“SCT”), our cumulative Total Shareholder Return (“TSR”) and the TSR of the NASDAQ Biotechnology Index, assuming an initial fixed investment on December 31, 2019 of $100, for the fiscal years ended December 31, 2022, 2021 and 2020. In addition, the SCT total compensation of our PEO and the average SCT total compensation for our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented.
A significant portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP, total compensation from the SCT and our net income (loss) for the fiscal years ended December 31, 2022, 2021 and 2020. While we are required by SEC rules to disclose the relationship between our net income and “compensation actually paid” to our NEOs, this is not a metric our compensation committee currently uses in evaluating our NEOs’ compensation. In addition, the SCT total compensation of our PEO and the average SCT total compensation for our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and VIATRIS Collaboration Revenue
The following graph reflects the relationship between the PEO and average non-PEO NEO CAP, total compensation from the SCT and our VIATRIS Collaboration Revenue for the fiscal years ended December 31, 2022, 2021 and 2020. In addition, the SCT total compensation of our PEO and the average SCT total compensation for our non-PEO NEOs, each as disclosed in the table above, are included in the following graph as supplemental disclosures for each of the periods presented.

Tabular List [Table Text Block]
Most Important Performance Measures
Every year our board of directors sets a list of corporate goals as part of our annual business plan. These goals are used, among others, to evaluate our performance and the performance of our executive officers and are used in our executive compensation programs, in particular in our annual bonus program. For the full list of 2022 corporate goals, please see “Compensation Discussion and Analysis — Annual Cash Incentive Compensation” above.
For 2022, the most important performance measures used to inform our executive compensation decisions included the following:

•
VIATRIS Collaboration Revenue, which incorporates YUPELRI® (Revefenacin) Inhalation Solution net sales performance

•
Clinical study preparation (regulatory meetings), commencement, enrollment and results

•
Research program advancement (development candidate and indication nomination)

•
Corporate and business development achievements

•
Financial achievements, including cash flow positivity or non-GAAP profitability

•
Employee resources and cultural strength

Total Shareholder Return Amount	$ 43.34	42.68	68.64
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ 872,132,000	$ (199,426,000)	$ (278,017,000)
Company Selected Measure Amount	48,624	43,848	43,893
PEO Name	Rick Winningham	Rick Winningham	Rick Winningham
Additional 402(v) Disclosure [Text Block]
(5)
Cumulative total shareholder return on our ordinary shares from December 31, 2019 through December 31, 2020, December 31, 2021, and December 31, 2022 respectively. Assumes the investment of $100 on December 31, 2019 in our ordinary shares and assumes the reinvestment of dividends, if any, although dividends have never been declared on our ordinary shares.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	VIATRIS Collaboration Revenue
Non-GAAP Measure Description [Text Block]	(8) The dollar amounts reported represent the amount of Viatris Collaboration Revenue reflected in our audited financial statements for the applicable year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Clinical study preparation (regulatory meetings), commencement, enrollment and results
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Research program advancement (development candidate and indication nomination)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Corporate and business development achievements
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Financial achievements, including cash flow positivity or non-GAAP profitability
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Employee resources and cultural strength
Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 474,471	$ (2,590,762)	$ (4,732,111)
Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,497,647)	(3,400,000)	(4,977,600)
Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,173,856	1,878,500	3,020,900
Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,094	(1,011,360)	(2,339,575)
Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(228,833)	(57,903)	(435,836)
Non-PEO NEO [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(182,101)	(787,575)	(1,717,479)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,316,098)	(1,746,186)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,069,643	1,059,758
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,152	(463,459)	(867,244)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,278)	(94,489)	$ (163,807)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		34,125
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (116,975)	$ (17,296)